Financial Assets and Liabilities - Financial Liabilities (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	£ 77,195	£ 54,076
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	20	63
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	19,744	29,402
Trade and other payables
Disclosure of financial liabilities [line items]
Financial liabilities	40,243	24,358
Contingent consideration
Disclosure of financial liabilities [line items]
Financial liabilities	12,510	0
Deferred consideration
Disclosure of financial liabilities [line items]
Financial liabilities	4,401	0
Other liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	£ 277	£ 253